Segmented Information	9 Months Ended
Sep. 30, 2020
Disclosure of geographical areas [abstract]
Segmented Information
11.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 5). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	December 31, 2019
Equipment
Canada	6	9
Greenland	16	19
Total	22	28

	September 30, 2020	December 31, 2019
Exploration and evaluation assets
Canada	2,530	2,483
Greenland	36,276	36,150
Total	38,806	38,633